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                      [Letterhead of Massachusetts Mutual]





                                  March 6, 1996


VIA EDGARLINK
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.

               Re:  Massachusetts Mutual Life Insurance Company
                    Connecticut Mutual Variable Life Separate Account I File No. 33-301349
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Dear Commissioners:

          On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Connecticut Mutual Variable Life Separate Account I (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in the Form S-6 registration statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 1, 1996 via EDGARLINK.


                                   Sincerely,



                                   /s/ Michael A. Chong
                                   --------------------
                                   Michael A. Chong, Esq.